SUBSEQUENT EVENTS	1 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9.  SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued.

On July 7, 2021, the Company entered into a business combination agreement with Optimus Merger Sub I, Inc., a wholly owned subsidiary of HealthCor (“Merger Sub I”), Optimus Merger Sub II, Inc., a wholly owned subsidiary of HealthCor (“Merger Sub II”), Hyperfine, Inc. (“Hyperfine”) and Liminal Sciences, Inc. (“Liminal”) (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement and the transactions contemplated thereby (collectively, the “Business Combination”) were unanimously approved by the boards of directors of each of HealthCor, Hyperfine and Liminal on July 7, 2021. Pursuant to the Business Combination Agreement and subject to the terms and conditions set forth therein, HealthCor will domesticate as a Delaware corporation (the “Domestication”) and will be renamed Hyperfine, Inc. (referred to herein as “New Hyperfine”), Merger Sub I will merge with and into Hyperfine (the “Hyperfine Merger”), with Hyperfine surviving the Hyperfine Merger as a wholly owned subsidiary of New Hyperfine, and Merger Sub II will merge with and into Liminal (the “Liminal Merger” and, together with the Hyperfine Merger, the “Mergers”), with Liminal surviving the Liminal Merger as a wholly owned subsidiary of New Hyperfine.

The Business Combination Agreement provides that, among other things, prior to the effective time of the Mergers (the “Effective Time”) and in connection with the Domestication, (i) the Class A ordinary shares of HealthCor, issued and outstanding immediately prior to the Domestication will convert into an equal number of shares of Class A common stock of New Hyperfine (the “New Hyperfine Class A common stock”) and (ii) the Class B ordinary shares of HealthCor (the “Class B ordinary shares”), issued and outstanding immediately prior to the Domestication will convert into an equal number of shares of Class B common stock of New Hyperfine (the “New Hyperfine Class B common stock”). Immediately following the Domestication, the shares of New Hyperfine Class B common stock will convert into shares of New Hyperfine Class A common stock (the “Conversion”). New Hyperfine Class A common stock will carry one vote per share and, following the Conversion, New Hyperfine Class B common stock will carry 20 votes per share. The New Hyperfine Class B common stock will have the same economic terms as the New Hyperfine Class A common stock, but will be subject to a “sunset” provision if Dr. Jonathan M. Rothberg, the founder and Executive Vice Chairman of Hyperfine and founder and Executive Chairman of Liminal (“Dr. Rothberg”), and other permitted holders of New Hyperfine Class B common stock collectively cease to beneficially own at least twenty percent (20%) of the number of shares of New Hyperfine Class B common stock (as such number of shares is equitably adjusted in respect of any reclassification, stock dividend, subdivision, combination or recapitalization of the New Hyperfine Class B common stock) collectively held by Dr. Rothberg and permitted transferees of New Hyperfine Class B common stock as of the Effective Time.

As a consequence of the Mergers, at the Effective Time, (i) (a) each share of Hyperfine capital stock (other than shares of Hyperfine Series A preferred stock) issued and outstanding as of immediately prior to the Effective Time will be automatically cancelled and extinguished and converted into the right to receive the number of shares of New Hyperfine Class A common stock equal to the Hyperfine Exchange Ratio (as defined in the Business Combination Agreement); and (b) each share of Liminal capital stock (other than shares of Liminal Series A-1 preferred stock) issued and outstanding as of immediately prior to the Effective Time will be automatically cancelled and extinguished and converted into the right to receive the number of shares of New Hyperfine Class A common stock equal to the Liminal Exchange Ratio (as defined in the Business Combination Agreement); and (ii) (a) each share of Hyperfine Series A preferred stock issued and outstanding as of immediately prior to the Effective Time will be automatically cancelled and extinguished and converted into the right to receive the number of shares of New Hyperfine Class B common stock equal to the Hyperfine Exchange Ratio and (b) each share of Liminal Series A-1 preferred stock issued and outstanding as of immediately prior to the Effective Time will be automatically cancelled and extinguished and converted into the right to receive the number of shares of New Hyperfine Class B common stock equal to the Liminal Exchange Ratio; (iii) each option to purchase shares of Hyperfine or Liminal common stock, whether vested or unvested, that is outstanding and unexercised as of immediately prior to the Effective Time will be assumed by New Hyperfine and will automatically become an option (vested or unvested, as applicable) to purchase a number of shares of New Hyperfine Class A common stock equal to the number of shares of Hyperfine or Liminal common stock subject to such option immediately prior to the Effective Time multiplied by the Hyperfine Exchange Ratio or the Liminal Exchange Ratio, as applicable, and rounded down to the nearest whole number of shares, at an exercise price per share equal to the exercise price per share of such option immediately prior to the Effective Time divided by the Hyperfine Exchange Ratio or the Liminal Exchange Ratio, as applicable, and rounded up to the nearest whole cent; and (iv) each Hyperfine and Liminal restricted stock unit outstanding immediately prior to the Effective Time will be assumed by New Hyperfine and will automatically become a restricted stock unit with respect to a number of shares of New Hyperfine Class A common stock, rounded down to the nearest whole share, equal to the number of shares of Hyperfine or Liminal common stock subject to such Hyperfine or Liminal restricted stock unit immediately prior to the Effective Time multiplied by Hyperfine Exchange Ratio or Liminal Exchange Ratio, as applicable. The aggregate number of shares of New Hyperfine capital stock a holder of Hyperfine or Liminal capital stock is entitled to receive as a result of the events described in clauses (i) and (ii) of the preceding sentence will be rounded down to the nearest whole number of shares.

In addition to the consideration to be paid at the closing of the Business Combination, holders of Hyperfine or Liminal common stock (on a fully-diluted and as-converted to common stock basis) will be entitled to receive 10,000,000 shares of New Hyperfine Class A common stock (valued at $10.00 per share) if the closing price of shares of New Hyperfine Class A common stock is equal to or greater than $15.00 for a period of at least 20 days out of 30 consecutive trading days during the period between the Closing Date and the third anniversary of the Closing Date.

Concurrently with the execution of the Business Combination Agreement, HealthCor has entered into the subscription agreements, dated as of July 7, 2021 (the “Subscription Agreements”), with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and HealthCor has agreed to issue and sell to the PIPE Investors, immediately prior to the Closing, an aggregate of 12,610,000 shares of New Hyperfine Class A common stock at a price of $10.00 per share (the “PIPE Financing”), for aggregate gross proceeds of $126.1 million. The shares of New Hyperfine Class A common stock to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder. Under the Subscription Agreements, HealthCor has agreed that the PIPE Investors will have certain registration rights in connection with the PIPE Financing. The PIPE Financing is contingent upon, among other things, the substantially concurrent closing of the Business Combination.

Concurrently with the execution of the Business Combination Agreement, HC Sponsor LLC (the “Sponsor”), Joseph Healey, Michael Weinstein, Christopher Wolfgang, Taylor Harris, HealthCor, Hyperfine and Liminal entered into a sponsor letter agreement, dated as of July 7, 2021 (the “Sponsor Letter Agreement”), pursuant to which the Sponsor and each other holder of HealthCor Class B ordinary shares has agreed to, among other things, (i) vote in favor of the transaction proposals (including the proposal to approve the Business Combination Agreement and the related transactions contemplated therein) at the Special Meeting, (ii) be bound by and subject to certain other covenants and agreements of the Business Combination Agreement, as if they were directly party thereto, (iii) waive any adjustment to the conversion ratio set forth in the governing documents of HealthCor or any other anti-dilution or similar protection with respect to the HealthCor Class B ordinary shares (whether resulting from the transactions contemplated by the Business Combination Agreement, the Subscription Agreements or otherwise), (iv) not redeem or otherwise exercise any right to redeem any of his, her or its HealthCor equity securities; and (v) be bound by certain transfer restrictions with respect to his, her or its HealthCor equity securities prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the Sponsor Letter Agreement.

On July 8, 2021, Dr. Jonathan M. Rothberg and certain stockholders of Hyperfine and Liminal affiliated with Dr. Rothberg (collectively, the “supporting Hyperfine stockholders”) entered into a Transaction Support Agreement (the “Transaction Support Agreement”), with HealthCor Catalio Acquisition Corp. Under the Transaction Support Agreement, each supporting Hyperfine stockholder agreed, among other things, to (i) execute and deliver to Hyperfine, Liminal and HealthCor, as promptly as reasonably practicable (and in any event within two business days) following the time at which the Registration Statement on Form S-4 (the “Registration Statement”) filed in connection with the Business Combination Agreement, dated as of July 7, 2021, by and among HealthCor, Optimus Merger Sub I, Inc., Optimus Merger Sub II, Inc., Hyperfine and Liminal and the transactions contemplated thereby is declared effective under the Securities Act of 1933, as amended (the “Securities Act”), written consents of the Hyperfine stockholders and the Liminal stockholders, respectively, sufficient to approve the Business Combination Agreement, the related documents and the transactions contemplated thereby (including the Business Combination) and (ii) be bound by certain other covenants and agreements related to the Business Combination. The shares of Hyperfine and Liminal capital stock that are owned by the supporting Hyperfine stockholders and subject to the Transaction Support Agreement represent over 74% of the aggregate outstanding voting power of Hyperfine common stock and preferred stock (on an as-converted basis) and over 95% of the aggregate outstanding voting power of Liminal common stock and preferred stock (on an as-converted basis). In addition, the Transaction Support Agreement prohibits the supporting Hyperfine stockholders from engaging in activities that have the effect of soliciting a competing acquisition proposal.

On August 18, 2021, the Sponsor agreed to provide loans of up to an aggregate of $300,000 to the Company through August 18, 2022 if funds are needed by the Company upon request. These loans will be non-interest bearing, unsecured and will be repaid upon the consummation of a business combination. The Sponsor understands that if the Company does not consummate a business combination (as described in the Company’s prospectus, dated January 26, 2021), all amounts loaned to the Company hereunder will be forgiven except to the extent that the Company has funds available to it outside of its trust account established in connection with the Company’s initial public offering.